NET LOSS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive securities excluded from computation of earnings per share amount	6,219,200	7,379,200
QPAGOS Corporation - Parent Company [Member]
Antidilutive securities excluded from computation of earnings per share amount			10,539,200	4,320,000
Restricted Stock [Member]
Antidilutive securities excluded from computation of earnings per share amount		1,160,000
Restricted Stock [Member] | QPAGOS Corporation - Parent Company [Member]
Antidilutive securities excluded from computation of earnings per share amount			4,320,000	4,320,000
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share amount	6,219,200
Warrant [Member] | QPAGOS Corporation - Parent Company [Member]
Antidilutive securities excluded from computation of earnings per share amount			6,219,200